Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands			12 Months Ended
	Oct. 20, 2021	Jan. 29, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Balance - beginning of year, Number			29,943,839	23,313,164
Issued to acquire assets, Number		96,833		299,141
Exercise of stock options, Number				5,391
Exercise of pre-funded warrants, Number				557,894
Shares issued pursuant to a restricted share units plan, Number			144	10,355
Shares issued for cash, Number				5,757,894
Shares issued upon conversion of debt, Number	1,098,577		1,098,577
Balance - end of year, Number			31,042,560	29,943,839
Balance - beginning of year			$ 977,261	$ 932,951
Issued to acquire assets				4,681
Exercise of stock options				167
Exercise of pre-funded warrants				2,624
Shares issued pursuant to a restricted share units plan				9,764
Shares issued for cash				27,074
Shares issued upon conversion of debt			2,588
Balance - end of year			$ 979,849	$ 977,261